Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies (Textual)
Operating expenses and taxes percentage increase	3.00%
Operating lease additional term	3 years
Annual rent expense	$ 60,000
Rent expense	$ 84,460
Boulder [Member]
Commitments And Contingencies (Textual)
Monthly rental payments on monthly basis		$ 3,500
Pueblo [Member]
Commitments And Contingencies (Textual)
Monthly rental payments on monthly basis		$ 800
Joint Marketing Agreement [Member]
Commitments And Contingencies (Textual)
Common shares issued	250,000
Additional common shares issued	500,000
Commitments and contingencies description	(i) the Company shall retain 75% of the gross proceeds less any sales commissions to third parties collected by the Company for all business that is generated through the website (the ''Net Fees'') and pay to Jasper a commission equal to 25% of the Net Fees with payments due within 15 days of the end of each quarter (ii) the Company shall grant to Jasper a warrant for the purchase of one share of common stock of the Company, with an exercise price of $0.75 per share, for every dollar of revenue that the Company earns from the website, up to a maximum of One Million Dollars ($1,000,000).
Warrants exercise price	$ 0.75
Agreement initial term	3 years